Schedule of Investments

October 31, 2023 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes [97.9%] *†‡
Earthquake[3.7%]
Delancey Segregated Account (A)	$6,344	$8,018
Efficiency[40.4%]
Broadway Segregated Account (A)	29,233	40,388
Hollywood Segregated Account (A)	34,361	47,428
Total Efficiency		87,816
Frequency[15.9%]
Atlantic Segregated Account	6,423	8,837
Jay Segregated Account	4,720	5,772
Ocean Segregated Account (A)	5,313	7,467
Park Segregated Account	5,866	8,188
Sunset Segregated Account	3,125	4,197
Total Frequency		34,461
Multi Peril[10.1%]
Carmelia Segregated Account (A)	6,587	8,493
Nassau Segregated Account	4,836	7,590
Venice Segregated Account	3,485	5,787
Total Multi Peril		21,870
Non-Florida[2.6%]
Lexington Segregated Account	4,781	5,722
Opportunistic[6.5%]
Elevado Segregated Account	5,863	8,775
Trinity Segregated Account	3,746	5,403
Total Opportunistic		14,178
Wind[18.7%]
Fulton Segregated Account	4,186	5,319
Glendale Segregated Account	6,326	8,660
King Segregated Account	6,431	8,497
Madison Segregated Account (A)	5,212	7,275
Rodeo Segregated Account	3,359	4,444
Wilshire Segregated Account	5,381	6,786
Total Wind		40,981
Total Structured Investments
(Cost $155,579)		213,046
Total Investments [97.9%]
(Cost $155,579)		$213,046

Percentages are based on net assets of $217,659 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of October 31, 2023, was $213,046 (000) and represented 97.9% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2023, was $213,046 (000) and represented 97.9% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

Equity linked notes with a fair value of $119,069 (000), were valued using the Segregated Accounts’ NAVs adjusted for industry loss data applied to certain contracts within the Segregated Accounts that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

October 31, 2023 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio is summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			111,996
United States
7 Contracts (5 Cat Bonds)	Live	12/2023 - 1/2028
17 Contracts (6 Cat Bonds)	Matured	8/2017 - 1/2023
1 Contract	Triggered	3/2023
Efficiency
Broadway			590,304
North America, Europe, Australia, Japan
70 Contracts (5 Cat Bonds)	Live	12/2023 - 4/2029
337 Contracts (24 Cat Bonds)	Matured	12/2017 - 6/2023
11 Contracts	Triggered	12/2022 - 5/2023

Hollywood			682,590
North America, Europe, Australia
71 Contracts (6 Cat Bonds)	Live	12/2023 - 4/2028
345 Contracts (30 Cat Bonds)	Matured	11/2017 - 5/2023
11 Contracts	Triggered	12/2022 - 5/2023
Frequency
Atlantic			125,483
United States
6 Contracts (5 Cat Bonds)	Live	12/2023 - 5/2029
12 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2023
Jay			51,585
United States
2 Contracts (1 Cat Bond)	Live	4/2024 - 7/2024
5 Contracts	Triggered	4/2018 - 5/2023
Ocean			100,302
North America
7 Contracts (3 Cat Bonds)	Live	12/2023 - 1/2027
24 Contracts (5 Cat Bonds)	Matured	9/2017 - 4/2023
1 Contract	Triggered	12/2022
Park			106,096
North America
7 Contracts (6 Cat Bonds)	Live	12/2023 - 4/2028
26 Contracts (2 Cat Bond)	Matured	12/2017 - 9/2023
Sunset			47,729
United States
8 Contracts (7 Cat Bonds)	Live	1/2024 - 12/2026
12 Contracts (7 Cat Bonds)	Matured	12/2018 - 1/2023
Multi Peril
Carmelia			127,124
United States, Japan, Europe, Australia, New Zealand
5 Contracts (3 Cat Bonds)	Live	12/2023 - 4/2028
10 Contracts (2 Cat Bonds)	Matured	12/2017 - 1/2023
1 Contract	Triggered	12/2022
Nassau			93,328
United States
5 Contracts (4 Cat Bonds)	Live	1/2024 - 5/2029
19 Contracts (5 Cat Bonds)	Matured	12/2017 - 1/2023
Venice			82,538
United States
2 Contracts (1 Cat Bond)	Live	5/2024 - 6/2024
15 Contracts (1 Cat Bond)	Matured	7/2018 - 6/2023

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Non-Florida
Lexington			72,721
United States, Japan
6 Contracts (5 Cat Bonds)	Live	3/2024 - 5/2029
17 Contracts (5 Cat Bonds)	Matured	12/2017 - 3/2023
Opportunistic
Elevado			112,384
United States
5 Contracts (3 Cat Bonds)	Live	12/2023 - 4/2028
18 Contracts (3 Cat Bonds)	Matured	12/2017 - 1/2023
Trinity			62,239
United States
5 Contracts (4 Cat Bonds)	Live	5/2025 - 6/2028
13 Contracts (2 Cat Bonds)	Matured	12/2017 - 4/2023
Wind
Fulton			76,128
United States - Florida
8 Contracts (7 Cat Bonds)	Live	12/2023 - 4/2029
9 Contracts (1 Cat Bond)	Matured	11/2017 - 1/2023
Glendale			123,725
United States
6 Contracts (4 Cat Bonds)	Live	12/2023 - 1/2028
11 Contracts (2 Cat Bonds)	Matured	12/2017 - 5/2023
King			107,827
United States
3 Contracts (2 Cat Bonds)	Live	12/2024 - 5/2029
22 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2023
Madison			107,691
United States
7 Contracts (4 Cat Bonds)	Live	12/2023 - 6/2028
20 Contracts (8 Cat Bonds)	Matured	11/2017 - 1/2023
1 Contract	Triggered	12/2022
Rodeo			48,940
United States, Japan, Europe
3 Contracts (2 Cat Bond)	Live	12/2023 - 1/2028
5 Contracts	Matured	12/2018 - 1/2023
Wilshire			84,719
United States
8 Contracts (6 Cat Bonds)	Live	12/2023 - 7/2025
23 Contracts (2 Cat Bonds)	Matured	12/2017 - 4/2023

Disclosures

*	During the period from July 27, 2017 through October 31, 2023, the Fund owned between 2.1% and 7.9% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR-QH-003-1300

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